Document and Entity Information	Oct. 25, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	PAE Inc
Amendment Flag	true
Entity Central Index Key	0001720821
Document Type	8-K/A
Document Period End Date	Oct. 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38643
Entity Tax Identification Number	82-3173473
Entity Address, Address Line One	7799 Leesburg Pike
Entity Address, Address Line Two	Suite 300 North
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22043
City Area Code	(703)
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K is filed solely to file exhibits that were referenced in the Current Report on Form 8-K of PAE Incorporated, filed with the Securities and Exchange Commission on October 25, 2021, as “to be filed by amendment.” The disclosure previously provided is not changed.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	PAE
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	PAEWW
Security Exchange Name	NASDAQ